Accrued expenses and other current liabilities	12 Months Ended
Sep. 30, 2021
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

Note 14 – Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	September 30,	September 30,
	2021	2020
Accrued professional service fees	$—	$179,650
Payroll payable	444,453	406,938
Other current liabilities	101,179	52,537
Accrued expenses and other current liabilities	$545,632	$639,125